Description Of Organization, Business Operations And Going Concern - Additional Information (Detail) - USD ($)				1 Months Ended	6 Months Ended	10 Months Ended
	Jul. 11, 2022	Jan. 18, 2022	Jul. 02, 2021	Dec. 31, 2018	Jun. 30, 2022	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity				Dec. 12, 2018
Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity					Feb. 25, 2021	Feb. 25, 2021
Proceeds from initial public offering						$ 245,600,000
Proceeds from private placement issue						6,400,000
Deferred underwriting fee					$ 7,700,000	7,700,000
Minimum net worth to consummate business combination			$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%
Interest to pay dissolution expenses			$ 100,000
Per share value of restricted assets			$ 10
Percentage of public shares redemption			100.00%
Cash					107,546	440,488
Working Capital					$ 7,301,429	935,119
Stock issued during period new issues					17,500,000
Aggregate amount paid to holders for exercised right to have public shares redeemed from trust ccount					$ 228,700,000
Outstanding amount remain in trust account immediately prior to the closing of public shares redemption					$ 21,700,000
PIPE Investors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share		$ 10
Sale of stock, number of shares issued in transaction		57,500,000
Sale of stock, consideration received on transaction		$ 575,000,000
ProKidney LP [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new issues					170,723,961
ProKidney LP [Member] | Social Capital Suvretta Holdings Corp. III [Member] | Subsequent Event [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	17,500,000
IPO [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share					$ 10
Sale of stock, number of shares issued in transaction					22,829,769
Sale of stock, consideration received on transaction					$ 228,700,000
Private Placement [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share					$ 10
Proceeds from private placement issue						640,000
Sale of stock, consideration received on transaction					$ 574.8
Minimum [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account			80.00%
Equity method investment ownership percentage			50.00%
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share			$ 10
Proceeds from initial public offering						$ 250,000,000
Stock issued during period new issues					9,060,231
Common Class A [Member] | PIPE Investors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new issues					52,480,000
Common Class A [Member] | IPO [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued			25,000,000
Sale of stock price per share			$ 10
Proceeds from initial public offering			$ 250,000,000
Transaction costs incurred inconnection with initial public offering			12,479,666
Underwriting fee			4,400,000
Deferred underwriting fee			7,700,000
Deferred offering costs			379,666
Common stock held in trust account			$ 250,000,000
Common Class A [Member] | Over-Allotment Option [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued			3,000,000
Common Class A [Member] | Private Placement [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued			640,000
Sale of stock price per share			$ 10
Proceeds from private placement issue			$ 6,400,000
Sale of stock, number of shares issued in transaction					52,480,000
Common Class B [Member] | ProKidney LP [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new issues					9,276,039
Common Class B [Member] | Private Placement [Member] | PIPE Investors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, number of shares issued in transaction					5,000,000